Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party
Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control

Schedule of related party transactions
(a) Transactions with related parties

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	2,913	5,826	7,360
Smart devices provided to NetEase Group	11,418	7,607	6,607
Online marketing services provided to NetEase Group	23,249	15,860	9,823

Services and products purchased from NetEase Group
Services purchased from NetEase Group	66,280	163,487	143,186
Fixed assets and inventories purchased from NetEase Group	18,222	2,198	2,489

Loan related transactions
Interest expenses on loans from NetEase Group	30,232	31,215	31,644
Addition of long-term loans from NetEase Group	—	—	257,522

Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	69,603	—	—
Deemed distribution to NetEase	—	2,060	4,171
Share-based compensation under NetEase Plan	4,356	2,682	1,043

Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	—	670	—

Schedule of related party balances
(b) Balances with related parties

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from NetEase Group	4,081	6,192
Amounts due to NetEase Group	67,230	83,041
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	—	255,028